Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension plans
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (55,809)	$ (73,506)	$ (67,118)
Net prior service credit (cost)	(591)	(226)	(190)
Deferred income taxes assets (liabilities)	0	1,477	996
Net amount recognized in accumulated other comprehensive loss	(56,400)	(72,255)	(66,312)
Expense component
Service cost	0	43	0
Interest cost	2,729	3,957	5,034
Defined benefit (income) expense	770	269	260
Defined contribution expense	8,259	8,933	8,340
Total benefit (income) expense	9,029	9,202	8,600
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	14,772	(8,363)	(3,472)
Prior service credit (cost) arising during the year	(399)	(47)	0
Amortization of net actuarial (gains) losses	2,766	2,412	2,407
Amortization of prior service (credit) cost	(25)	20	19
Change in deferred taxes	(1,462)	456	149
Foreign exchange adjustment	203	(421)	(523)
Total changes recognized in other comprehensive income (loss)	15,855	(5,943)	(1,420)
Pension plans | Salaries and other employee benefits
Expense component
Service cost	58	97	0
Pension plans | Non-service employee benefits expense
Expense component
Interest cost	2,729	3,960	5,034
Expected return on plan assets	(6,437)	(7,547)	(7,563)
Amortization of net actuarial (gains) losses	2,766	2,412	2,197
Amortization of prior service (credit) loss	(25)	21	20
Pension plans | Net other gains (losses)/Non-service employee benefits expense
Expense component
(Gain) loss on settlement	1,679	1,326	572
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(18,371)	(21,213)	(2,660)
Net prior service credit (cost)	(7,342)	(7,866)	(8,390)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive loss	(25,713)	(29,079)	(11,050)
Expense component
Service cost	82	66	58
Interest cost	2,594	3,270	4,741
Defined benefit (income) expense	4,879	3,860	5,447
Defined contribution expense	0	0	0
Total benefit (income) expense	4,879	3,860	5,447
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	1,163	(18,553)	10,014
Prior service credit (cost) arising during the year	0	0	(2,369)
Amortization of net actuarial (gains) losses	1,679	0	272
Amortization of prior service (credit) cost	524	524	376
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	3,366	(18,029)	8,293
Post- retirement medical benefit plan | Salaries and other employee benefits
Expense component
Service cost	82	66	58
Post- retirement medical benefit plan | Non-service employee benefits expense
Expense component
Interest cost	2,594	3,270	4,741
Expected return on plan assets			0
Amortization of net actuarial (gains) losses	1,679	0	272
Amortization of prior service (credit) loss	524	524	376
Post- retirement medical benefit plan | Net other gains (losses)/Non-service employee benefits expense
Expense component
(Gain) loss on settlement	$ 0	$ 0	$ 0